Segmented information	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Segmented information

15.	Segmented information:

The operations of the Company are in one industry segment: digital mapping and related services. Revenue by geographic segment is included in Note 11.

Property and equipment of the Company are located as follows:

	March 31, 2025	December 31, 2024

United States	$2,377	$2,393
Europe	251	212
Asia/Pacific	275	306
	$2,903	$2,911

A summary of sales to major customers that exceeded 10% of total sales during each period are as follows:

Three months ended March 31,	2025	2024

Customer A	$2,413	$478
Customer B	228	183
	$2,641	$661